BANK LOAN	3 Months Ended	12 Months Ended
	Jun. 30, 2018	Mar. 31, 2018
Debt Disclosure [Abstract]
BANK LOAN

On January 10, 2017, the Company entered into a promissory note with Community National Bank for $245,000, at an annual interest rate of 5% and a maturity date of January 10, 2020 (the “CNB Note”). The CNB Note is secured by certain real property owned by the Company in LaCoste, Texas, and is also personally guaranteed by the Company’s President, as well as certain shareholders of the Company. As consideration for the guarantee, the Company issued 600,000 of its common stock to the shareholders, which was recognized as debt issuance costs with a fair value of $264,000, based on the market value of the Company’s common stock of $0.44 on the date of issuance. As the fair value of the debt issuance costs exceeded the face amount of the promissory note, the excess of the fair value was recognized as financing costs in the statement of operations. The resulting debt discount is to be amortized over the term of the CNB Note under the effective interest method. As the debt discount is in excess of the face amount of the promissory note, the effective interest rate is not determinable, and as such, all of the discount was immediately expensed.

Maturities on Bank loan is as follows:

12 months ending:
June 30, 2019	$7,751
June 30, 2020	226,800
$234,551

On January 10, 2017, the Company entered into a promissory note with Community National Bank for $245,000, at an annual interest rate of 5% and a maturity date of January 10, 2020 (the “CNB Note”). The CNB Note is secured by certain real property owned by the Company in LaCoste, Texas, and is also personally guaranteed by the Company’s President, as well as certain shareholders of the Company. As consideration for the guarantee, the Company issued 600,000 of its common stock to the shareholders, which was recognized as debt issuance costs with a fair value of $264,000, based on the market value of the Company’s common stock of $0.44 on the date of issuance. As the fair value of the debt issuance costs exceeded the face amount of the promissory note, the excess of the fair value was recognized as financing costs in the statement of operations. The resulting debt discount is to be amortized over the term of the CNB Note under the effective interest method. As the debt discount is in excess of the face amount of the promissory note, the effective interest rate is not determinable, and as such, all of the discount was immediately expensed.

Maturities on Bank loan is as follows:

Years ending:
March 31, 2019	$7,497
March 31, 2020	228,916
$236,413